SIGNIFICANT ACCOUNTING POLICIES - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Provision for expected credit loss on accounts receivable	$ 533	$ 1,106	$ 1,086
Provision for expected credit loss on long-term receivable	$ 769